NOTES PAYABLE (Details) - CNY (¥)		12 Months Ended
	Jul. 20, 2020	Dec. 31, 2021	May 17, 2021
Short-term Debt [Line Items]
Maximum credit facility amount		¥ 20,000,000
Bank of China loan | Jiangsu Xiaoniu
Short-term Debt [Line Items]
Maximum credit facility amount			¥ 100,000,000
Debt term	1 year
China Merchants Bank | Jiangsu Xiaoniu
Short-term Debt [Line Items]
Maximum credit facility amount		¥ 200,000,000
Debt term		12 months